Cash and bank balances - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and bank balances
Cash and cash equivalents.	¥ 154,490	¥ 101,886	¥ 105,345
RMB
Cash and bank balances
Cash and cash equivalents.	69,268	91,030
US dollars
Cash and bank balances
Cash and cash equivalents.	82,930	7,611
Hong Kong dollars
Cash and bank balances
Cash and cash equivalents.	1,021	1,476
Singapore dollars
Cash and bank balances
Cash and cash equivalents.	¥ 1,271	¥ 1,769